Expenses by nature (Details) - Schedule of General and Administrative Expenses - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Operating expense	R$ (61,924)	R$ (50,723)	R$ (38,675)
Cost of sales	(55,682)	(45,557)	(34,753)
Selling expenses	(5,411)	(4,379)	(3,334)
General and administrative expenses	(831)	(787)	(588)
Total operating expense	(61,924)	(50,723)	(38,675)
Inventory cost [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(54,685)	(44,809)	(34,163)
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(4,137)	(3,358)	(2,512)
Outsourced services [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(338)	(264)	(251)
Selling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(1,093)	(875)	(646)
Functional expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(1,150)	(883)	(664)
Other expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	R$ (521)	R$ (534)	R$ (439)